J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated November 21, 2016

to the Summary Prospectuses and Prospectuses dated

March 1, 2016, as supplemented

CHANGE IN BENCHMARK: Effective November 30, 2016, the JPMorgan Global Allocation Fund (the “Fund”) will change two of the benchmarks it uses to compare performance. The Bloomberg Barclays U.S. Aggregate Index will be replaced by the Bloomberg Barclays Global Aggregate Index — Unhedged USD. In connection with this change, the Bloomberg Barclays Global Aggregate Index — Unhedged USD will also replace the Bloomberg Barclays U.S. Aggregate Index in the Global Allocation Composite Benchmark, which will now be comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD.

For Class A, Class C and Select Class Shares Prospectus

The first paragraph in “The Fund’s Past Performance” section on page 6 of the prospectus is hereby deleted in its entirety and replaced with the following.

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index — Unhedged USD (new benchmark), the Bloomberg Barclays U.S. Aggregate Index (old benchmark), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD, and the Lipper Flexible Portfolio Funds Index. The Lipper index is based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will performance in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

SUP-GAL-1116

Also, the Average Annual Total Returns table on page 7 of the prospectus is hereby deleted in its entirety and replaced with the following.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund (Since 5/31/11)
SELECT CLASS SHARES
Return Before Taxes	(0.54)%	5.00%
Return After Taxes on Distribution	(0.89)	3.83
Return After Taxes on Distribution And Sale of Fund Shares	(0.16)	3.49

CLASS A SHARES
Return Before Taxes	(5.27)	3.69

CLASS C SHARES
Return Before Taxes	(2.22)	4.22

MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(0.87)	6.73

BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX — UNHEDGED USD[1] (Reflects No Deduction for Fees, Expenses or Taxes)	(3.15)	0.06

BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.55	2.88

GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	(1.57)	4.19

LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX (Reflects No Deduction for Taxes)	(2.53)	4.70

1	Effective November 30, 2016, the Fund’s benchmark changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays Global Aggregate Index — Unhedged USD.

For Class R2 Shares Prospectus

The first paragraph in “The Fund’s Past Performance” section and the Average Annual Total Returns table on page 6 of the prospectus is hereby deleted in its entirety and replaced with the following.

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes), the Bloomberg Barclays Global Aggregate Index — Unhedged USD (new benchmark), the Bloomberg Barclays U.S. Aggregate Index (old benchmark), the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Bloomberg Barclays Global Aggregate Index — Unhedged USD, and the Lipper Flexible Portfolio Funds Index. The Lipper index is based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will performance in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2015)
	Past 1 Year	Life of Fund (Since 5/31/11)
CLASS R2 SHARES
Return Before Taxes	(1.02)%	4.48%
Return After Taxes on Distribution	(1.24)	3.46
Return After Taxes on Distribution And Sale of Fund Shares	(0.49)	3.14

MSCI WORLD INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	(0.87)	6.73

BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX — UNHEDGED USD[1] (Reflects No Deduction for Fees, Expenses or Taxes)	(3.15)	0.06

BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.55	2.88

GLOBAL ALLOCATION COMPOSITE BENCHMARK (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	(1.57)	4.19

LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX (Reflects No Deduction for Taxes)	(2.53)	4.70

1	Effective November 30, 2016, the Fund’s benchmark changed from the Bloomberg Barclays U.S. Aggregate Index to the Bloomberg Barclays Global Aggregate Index — Unhedged USD.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE